CAVANAL HILL FUNDS
Supplement dated December 1, 2008
to the following Prospectuses, each dated January 1, 2008, as amended:
Bond Funds
Equity Funds
Money Market Funds — Administrative Shares
Money Market Funds — Institutional Shares
Money Market Funds — Select Shares
Money Market Funds — Service Shares
The American Performance Funds changed its name to “Cavanal Hill Funds” on December 1, 2008.
As a result of the name change, the following changes were also made to the Class/Series names and Funds’ CUSIP numbers:

			Ticker
Fund Name	Old CUSIP	New CUSIP	(No Change)
Cavanal Hill Balanced Fund — Institutional Shares	028846772	14956P208	AIBLX
Cavanal Hill Balanced Fund — No-Load Investor Shares	028846889	14956P109	APBAX
Cavanal Hill Bond Fund — Institutional Shares	028846822	14956P851	AIBNX
Cavanal Hill Bond Fund — No-Load Investor Shares	028846301	14956P869	APBDX
Cavanal Hill Cash Management Fund — Administrative Shares	028846202	14956P836	APCXX
Cavanal Hill Cash Management Fund — Service Shares	028846673	14956P828	APFXX
Cavanal Hill Cash Management Fund — Institutional Shares	028846665	14956P844	APHXX
Cavanal Hill Intermediate Bond Fund — Institutional Shares	028846814	14956P745	AIFBX
Cavanal Hill Intermediate Bond Fund — No-Load Investor Shares	028846400	14956P752	APFBX
Cavanal Hill Intermediate Tax-Free Bond Fund — No-Load Investor Shares	028846509	14956P737	APTFX
Cavanal Hill Intermediate Tax-Free Bond Fund — Institutional Shares	028846798	14956P729	AITEX
Cavanal Hill Short-Term Income Fund — No-Load Investor Shares	028846806	14956P307	APSTX
Cavanal Hill Short-Term Income Fund — Institutional Shares	028846780	14956P406	AISTX
Cavanal Hill Tax-Free Money Market Fund — Administrative Shares	028846749	14956P786	APBXX
Cavanal Hill Tax-Free Money Market Fund — Institutional Shares	028846723	14956P794	APEXX
Cavanal Hill Tax-Free Money Market Fund — Select Shares	028846830	14956P760	AIFXX
Cavanal Hill Tax-Free Money Market Fund — Service Shares	028846731	14956P778	APDXX
Cavanal Hill U.S. Large Cap Equity Fund — Institutional Shares	028846764	14956P604	AIEQX
Cavanal Hill U.S. Large Cap Equity Fund — No-Load Investor Shares	028846608	14956P505	APEQX
Cavanal Hill U.S. Treasury Fund — Administrative Shares	028846103	14956P802	APGXX
Cavanal Hill U.S. Treasury Fund — Institutional Shares	028846699	14956P703	APKXX
Cavanal Hill U.S. Treasury Fund — Service Shares	028846715	14956P885	APJXX

Funds not yet launched	Old CUSIP	New CUSIP	Ticker
Cavanal Hill Cash Management Fund — Select Shares	028846657	14956P810	n/a
Cavanal Hill U.S. Treasury Fund — Select Shares	028846681	14956P877	n/a
The new names and CUSIP numbers shown above should be used for all purposes from this date forward.
Additionally, the Funds’ web-site address has changed from www.apfunds.com to www.cavanalhillfunds.com.
Shareholders should retain this Supplement for future reference.
CH-SPALL-1208

CAVANAL HILL FUNDS
Supplement dated December 1, 2008
to the following Statements of Additional Information (“SAI”), each dated January 1, 2008, as amended:
Bond and Equity Funds
Money Market Funds
The American Performance Funds changed its name to “Cavanal Hill Funds” on December 1, 2008. The “Cavanal Hill” name should replace all instances of “American Performance” in the Funds’ Statements of Additional Information.
CH-SAI-1208